Note 7 - Long-term Debt	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Long-Term Debt [Text Block]

7. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

	Borrower(s)	December 31, 2024	December 31, 2025
	Term Loans:
1	Adstone Marine Corp. et al.	$-	$67,247
2	Silkstone Marine Corp. et al.	-	13,108
3	Andati Marine Corp. et al.	-	42,992
4	Archet Marine Corp. et al.	-	19,195
5	Costamare Bulkers Ships Inc.	-	15,013
	Total long-term debt	$-	$157,555
	Less: Deferred financing costs	-	(1,961)
	Total long-term debt, net	$-	$155,594
	Less: Long-term debt current portion	-	(15,671)
	Add: Deferred financing costs, current portion	-	676
	Total long-term debt, non-current, net	$-	$140,599

1. On December 2, 2024, Adstone Marine Corp., along with several other subsidiaries of the Company, entered into a loan agreement with a bank for an amount of up to $150,147 in order to refinance existing facilities at that time. On December 3, 2024, the amount of $147,709 was drawn down. On April 24, 2025, the amount of $61,668 was prepaid (Note 1). On August 12, 2025, the Company prepaid the amount of $3,405.9 due to the sale of one of the vessels being financed via this term loan (Note 5). As of December 31, 2025, the outstanding balance of $67,247 is repayable in 16 equal quarterly installments of $1,733.9, from March 2026 to December 2029 with an aggregate balloon payment of $39,504.3 that is payable together with the last installment.

2. On December 9, 2024, Silkstone Marine Corp. along with two more subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $34,911 in order to refinance one term loan and to finance the acquisition of a secondhand dry bulk vessel. On December 10, 2024, the amount of $34,611 was drawn down. On April 24, 2025, the amount of $19,360 was prepaid (Note 1). As of December 31, 2025, the outstanding balance of $13,108 is repayable in 16 equal quarterly installments of $400.3, from March 2026 to December 2029 with an aggregate balloon payment of $6,704 that is payable together with the last installment.

3. On December 12, 2024, Andati Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $84,931 in order to refinance three existing facilities at that time. On December 12, 2024, the amount of $84,931 was drawn down in three tranches. On April 24, 2025, the aggregate amount of $20,278 was prepaid (Note 1). On July 24, 2025, the Company prepaid the amount of $4,137.5 due to the sale of one of the vessels being financed via this term loan (Note 5). On September 2 and 12, 2025, the Company prepaid (i) the amount of $1,222.9 due to the sale of one of the vessels being financed via this term loan (Note 5) and (ii) the amount of $10,360.6 due to the sale of two of the vessels being financed via this term loan (Notes 5). As of December 31, 2025, the total outstanding balance of the three Tranches of $42,992 is repayable in 16 equal quarterly installments of $1,100.9, from March 2026 to December 2029 with an aggregate balloon payment of $25,377.2 that is payable together with the last installment.

4. On December 20, 2024, Archet Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $72,000 in order to refinance existing indebtedness at that time and to finance the acquisition of a secondhand dry bulk vessel. On December 20, 2024, the amount of $72,000 was drawn down in two tranches. On April 24, 2025, the aggregate amount of $48,919 was prepaid (Note 1). On June 30, 2025, the Company prepaid the amount of $1,230.7 due to the sale of one of the vessels being financed via this term loan (Note 5). As of December 31, 2025, the outstanding balance of Tranche A of $5,911 is repayable in 16 equal quarterly installments of $133.4 from March 2026 to December 2029 and a balloon payment of $3,777 that is payable together with the last installment. As of December 31, 2025, the outstanding balance of Tranche B of $13,284 is repayable in 20 equal quarterly installments of $262.5 from March 2026 to December 2030 and a balloon payment of $8,034 that is payable together with the last installment.

5. On April 16, 2025, CBSI entered into a loan agreement with a bank for an amount of up to $100,000 to partly finance future dry bulk vessels’ acquisitions. On July 9, 2025, the amount of $15,300 was drawn down in order to finance the acquisition cost of one dry bulk vessel (Note 5). As of December 31, 2025, the outstanding balance of $15,013 is repayable in 23 equal quarterly installments of $286.9 from January 2026 to July 2031 and a balloon payment of $8,415 that is payable together with the last installment.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of the Company or CBSI or certain of their subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 115% to 120%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth and leverage ratios, as defined.

The annual repayments under the Term Loans after December 31, 2025 are in the aggregate as follows:

Year ending December 31	Amount
2026	$15,671
2027	15,671
2028	15,671
2029	91,034
2030	10,232
2031 and thereafter	9,276
Total	$157,555

The interest rate of the Term Loans as of December 31, 2025 was in the range 5.29% – 5.54%. The weighted average interest rate of the Term Loans as of December 31, 2025 was 5.4%.

Total interest expense incurred on long-term debt for the year ended December 31, 2025, amounted to $8,144 (Note 14).

The amounts of financing costs included in the loan balances are as follows:

Balance, January 1, 2024	$-
Additions	-
Amortization and write-off	-
Balance, December 31, 2024	$-
Additions	2,842
Amortization and write-off	(881)
Balance, December 31, 2025	$1,961
Less: Current portion of financing costs	(676)
Financing costs, non-current portion	$1,285

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 14).